Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 09, 2016
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY MUTUAL FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0000100334
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 09, 2016
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2016
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AFDIX)
Institutional Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AFEIX
Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AFDAX
Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AFDCX
Class R
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AFDRX
American Century Mutual Funds, Inc | S&P 500 Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.56%
10 Years	rr_AverageAnnualReturnYear10	7.30%
American Century Mutual Funds, Inc | Sustainable Equity Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Sustainable Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated) and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund will generally invest in larger-sized companies using a quantitative model that combines fundamental measures of a stock’s value and growth potential. To measure value, the managers may use ratios of stock price-to-earnings and stock price-to-cash flow, among others. To measure growth, the managers may use the rate of growth of a company’s earnings and cash flow and changes in its earnings estimates, as well as other factors. The model also considers price momentum. The portfolio managers also take environmental, social and governance ("ESG") factors into account in making investment decisions.  The portfolio managers attempt to build a portfolio of stocks that provides better returns than, and a dividend yield comparable to, the S&P 500® Index, without taking on significant additional risk.
Under normal market conditions, the fund will invest at least 80% of its net assets in equity securities.
Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection.
When determining whether to sell a security, the portfolio managers consider among other things, a security’s price, whether a security’s risk parameters outweigh its return opportunities, general market conditions, whether the security meets their ESG criteria, and any other factor deemed relevant by the portfolio managers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Style Risk - If at any time the market is not favoring the fund’s investment process, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Benchmark Correlation - The fund’s performance will be tied to the performance of its benchmark, the S&P 500® Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

•
ESG Criteria Risk - Because the fund's ESG criteria may exclude the securities of certain issuers for nonfinancial reasons, the fund may forego some market opportunities available to funds that do not use ESG criteria.

•
Foreign Securities - The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	Market Risk - The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	•Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for A Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for A Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performance Quarter (3Q 2009): 15.47% Lowest Performance Quarter (4Q 2008): -20.53%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for A Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for A Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Mutual Funds, Inc | Sustainable Equity Fund | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	316
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	548
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,213
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.67%)
5 Years	rr_AverageAnnualReturnYear05	12.11%
10 Years	rr_AverageAnnualReturnYear10	8.17%
American Century Mutual Funds, Inc | Sustainable Equity Fund | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	253
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 978
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.43%)
5 Years	rr_AverageAnnualReturnYear05	12.35%
10 Years	rr_AverageAnnualReturnYear10	8.39%
American Century Mutual Funds, Inc | Sustainable Equity Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 694
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	946
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,218
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,988
Annual Return 2006	rr_AnnualReturn2006	20.64%
Annual Return 2007	rr_AnnualReturn2007	13.73%
Annual Return 2008	rr_AnnualReturn2008	(35.57%)
Annual Return 2009	rr_AnnualReturn2009	21.85%
Annual Return 2010	rr_AnnualReturn2010	13.51%
Annual Return 2011	rr_AnnualReturn2011	3.93%
Annual Return 2012	rr_AnnualReturn2012	15.01%
Annual Return 2013	rr_AnnualReturn2013	31.26%
Annual Return 2014	rr_AnnualReturn2014	13.69%
Annual Return 2015	rr_AnnualReturn2015	(1.92%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.53%)
Label	rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.56%)
5 Years	rr_AverageAnnualReturnYear05	10.52%
10 Years	rr_AverageAnnualReturnYear10	7.26%
American Century Mutual Funds, Inc | Sustainable Equity Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(7.75%)
5 Years	rr_AverageAnnualReturnYear05	10.30%
10 Years	rr_AverageAnnualReturnYear10	6.97%
American Century Mutual Funds, Inc | Sustainable Equity Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(4.13%)
5 Years	rr_AverageAnnualReturnYear05	8.37%
10 Years	rr_AverageAnnualReturnYear10	5.84%
American Century Mutual Funds, Inc | Sustainable Equity Fund | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 202
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	625
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,073
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,314
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.64%)
5 Years	rr_AverageAnnualReturnYear05	10.99%
10 Years	rr_AverageAnnualReturnYear10	7.09%
American Century Mutual Funds, Inc | Sustainable Equity Fund | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	472
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	814
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,778
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.17%)
5 Years	rr_AverageAnnualReturnYear05	11.56%
10 Years	rr_AverageAnnualReturnYear10	7.62%

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.